CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,618,451	$ 495,726	¥ 2,840,807
Short-term investments	1,266,061	173,450	751,794
Accounts receivable, net of allowance of RMB 32,298 and RMB 15,559 as of December 31, 2023 and 2024, respectively	186,047	25,488	162,101
Prepayments and other current assets	331,632	45,433	251,900
Amounts due from related parties	¥ 146,120	$ 20,018	¥ 115,900
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Inventories	¥ 167,436	$ 22,939	¥ 119,078
Total current assets	5,715,747	783,054	4,241,580
Non-current assets
Restricted cash	1,179	162	946
Contract costs	119,408	16,359	98,220
Property and equipment, net	213,676	29,273	266,120
Operating lease right-of-use assets	1,502,891	205,895	1,712,580
Intangible assets, net	6,373	873	4,247
Goodwill	17,446	2,390	17,446
Other assets	71,217	9,757	100,939
Deferred tax assets	230,877	31,630	144,947
Total non-current assets	2,163,067	296,339	2,345,445
Total assets	7,878,814	1,079,393	6,587,025
Current liabilities
Operating lease liabilities, current	291,002	39,867	295,721
Accounts payable	693,783	95,047	594,545
Deferred revenue, current	453,986	62,196	406,066
Salary and welfare payable	225,687	30,919	189,823
Accrued expenses and other payables	882,009	120,835	684,391
Income taxes payable	221,649	30,366	136,201
Short-term borrowings	60,000	8,220	70,000
Amounts due to related parties	¥ 2,101	$ 288	¥ 1,104
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current liabilities	¥ 2,830,217	$ 387,738	¥ 2,377,851
Non-current liabilities
Operating lease liabilities, non-current	1,379,811	189,033	1,583,178
Deferred revenue, non-current	475,331	65,120	369,455
Long-term borrowings, non-current portion	2,000	274	2,000
Other non-current liabilities	245,568	33,643	194,452
Total non-current liabilities	2,102,710	288,070	2,149,085
Total liabilities	4,932,927	675,808	4,526,936
Shareholders' equity
Additional paid in capital	1,608,017	220,297	1,555,773
Retained earnings	1,346,526	184,473	507,226
Accumulated other comprehensive income	1,386	190	4,769
Total equity attributable to shareholders of the Company	2,956,230	405,002	2,068,068
Non-controlling interests	(10,343)	(1,417)	(7,979)
Total shareholders' equity	2,945,887	403,585	2,060,089
Commitments and contingencies
Total liabilities and shareholders' equity	7,878,814	1,079,393	6,587,025
Class A ordinary shares
Shareholders' equity
Ordinary shares	245	34	244
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 56	$ 8	¥ 56